Stock-Based Compensation and Equity - Additional Information (Detail) - USD ($) $ in Thousands			1 Months Ended			3 Months Ended		6 Months Ended
	Aug. 01, 2016	Apr. 29, 2016	Aug. 31, 2016	Apr. 30, 2016	Mar. 31, 2015	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation						$ 461	$ 2,748	$ 886	$ 2,830
Proceeds from capital contribution	$ 30,600	$ 69,800	$ 30,600	$ 69,800				$ 0	69,800
Incentive Units Time Based Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation award, method of measurement								Monte Carlo simulation valuation approach
Stock Appreciation Rights (SARs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation award, method of measurement								Black-Scholes option valuation model
Shares reserved for issuance						53,621,891		53,621,891
313 Acquisition LLC | Incentive Units | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility								55.00%
Expected exercise term								3 years 11 months 16 days
Risk-free rate								0.62%
313 Acquisition LLC | Incentive Units | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility								125.00%
Expected exercise term								6 years
Risk-free rate								1.18%
313 Acquisition LLC | Incentive Units Time Based Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation awards, description								The Incentive Units are subject to time-based and performance-based vesting conditions, with one-third subject to ratable time-based vesting over a five year period and two-thirds subject to the achievement of certain investment return thresholds by The Blackstone Group, L.P. and its affiliates
Stock appreciation rights ("SARs"), vesting period								5 years
313 Acquisition LLC | Incentive Units Time Based Awards | Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation award, vesting percentage								33.33%
313 Acquisition LLC | Incentive Units Time Based Awards | Senior Management and Board Member
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incentive units issued as share-based compensation awards								85,812,836
313 Acquisition LLC | Incentive Units Time Based Awards | Chief Executive Officer and President
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incentive units relinquished					4,315,106
Incentive units issued as share-based compensation awards, outstanding						42,169,456		42,169,456
313 Acquisition LLC | Incentive Units Performance Based Awards | Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation award, vesting percentage								66.67%
Vivint | Stock Appreciation Rights (SARs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incentive units issued as share-based compensation awards, outstanding						24,646,062		24,646,062
Share-based compensation awards, description								The SARs are subject to time-based and performance-based vesting conditions, with one-third subject to ratable time-based vesting over a five year period and two-thirds subject to the achievement of certain investment return thresholds by 313.
Expected dividends								0.00%
Vivint | Stock Appreciation Rights (SARs) | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility								55.00%
Expected exercise term								6 years
Risk-free rate								0.61%
Vivint | Stock Appreciation Rights (SARs) | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility								125.00%
Expected exercise term								6 years 5 months 20 days
Risk-free rate								1.77%
Vivint | Stock Appreciation Rights Time Based Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock appreciation rights ("SARs"), vesting period								5 years
Vivint | Stock Appreciation Rights Time Based Awards | Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation award, vesting percentage								33.33%
Vivint | Stock Appreciation Rights Performance Based Awards | Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation award, vesting percentage								66.67%
Vivint Wireless | Stock Appreciation Rights (SARs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incentive units issued as share-based compensation awards, outstanding						17,500		17,500
Stock appreciation rights ("SARs"), vesting period								5 years
Expected volatility								65.00%
Expected dividends								0.00%
Vivint Wireless | Stock Appreciation Rights (SARs) | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected exercise term								6 years
Risk-free rate								1.51%
Vivint Wireless | Stock Appreciation Rights (SARs) | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected exercise term								6 years 6 months
Risk-free rate								1.77%
313 Acquisition LLC
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation							$ 2,200		$ 2,200